Financial Information of Parent Company Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Other selling and marketing expenses	$ 54,873,872	$ 50,346,118	$ 59,854,030
General and administrative expenses	30,680,912	27,070,799	31,680,711
Total operating expenses	134,670,847	132,477,874	155,013,887
Loss from operations	(42,451,379)	(21,850,786)	1,100,218
Other income (expenses)	3,394,476	5,755,017	7,821,914
Income (loss) before income taxes and equity in losses of affiliates	(39,056,903)	(16,095,769)	8,922,132
Income taxes	(645,763)	(1,822,626)	(3,110,996)
Equity in losses of affiliates	(205,567)		(771,720)
Net income (loss) attributable to Acorn International, Inc. shareholders	(39,895,878)	(17,926,074)	5,123,259
Parent Company
Operating expenses:
Other selling and marketing expenses	640		25,151
General and administrative expenses	1,131,520	1,479,363	1,062,981
Total operating expenses	1,132,160	1,479,363	1,088,132
Loss from operations	(1,132,160)	(1,479,363)	(1,088,132)
Equity in earnings (losses) of subsidiaries	(38,650,417)	(16,446,388)	6,818,439
Other income (expenses)	(113,301)	(323)	136,105
Income (loss) before income taxes and equity in losses of affiliates	(39,895,878)	(17,926,074)	5,866,412
Income taxes
Equity in losses of affiliates			(743,153)
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (39,895,878)	$ (17,926,074)	$ 5,123,259